Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of Common Stock Reserved for Issuance

Common stock reserved for issuance is as follows:

	As of September 30,	As of December 31,
	2019	2018
Conversion of Series A Preferred Stock	—	7,488,530
Stock options issued and outstanding	3,206,812	—
Reserved for future stock awards or option grants	1,272,443	1,859,151
Reserved for employee stock purchase plan	500,000	—

	4,979,255	9,347,681

Common stock reserved for issuance is as follows:

As of December 31, 2018
Conversion of preferred stock	7,488,530
Authorized for future stock awards or option grants	1,859,151

9,347,681